Note 9 - Accrued Expenses (Details) - Accrued Expenses	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Note 9 - Accrued Expenses (Details) - Accrued Expenses [Line Items]
Accrued Expense	¥ 24,860,304	$ 3,837,770	¥ 24,685,555
Accrued Payroll [Member]
Note 9 - Accrued Expenses (Details) - Accrued Expenses [Line Items]
Accrued Expense	21,897,300	3,380,361	21,568,749
Accrued Audit Fee [Member]
Note 9 - Accrued Expenses (Details) - Accrued Expenses [Line Items]
Accrued Expense	1,396,800	215,629	1,398,800
Other Accruals [Member]
Note 9 - Accrued Expenses (Details) - Accrued Expenses [Line Items]
Accrued Expense	¥ 1,566,204	$ 241,780	¥ 1,718,006